Cover	Sep. 17, 2026
Cover [Abstract]
Entity Registrant Name	Community Bancorp/VT
Entity Central Index Key	0000718413
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 17, 2026
Entity File Number	000-16435
Entity Tax Identification Number	03-0284070
Entity Address Address Line 1	4811 US Route 5
Entity Address City Or Town	Derby
Entity Address State Or Province	VT
Entity Address Postal Zip Code	05829
City Area Code	802
Local Phone Number	334-7915
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	VT
Trading Symbol	CMTV
Security Exchange Name	NASDAQ
Security 12b Title	Common Stock, $2.50 Par value per share